Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.6%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	$4,091,000	$4,300,664
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29 (144A)	3,035,000	3,270,212
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $7,126,000)		7,570,876
Bank Loans and Mezzanine Loans– 4.5%
Basic Industry – 0.2%
Aruba Investments Holdings LLC,
ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 11/24/28‡	2,497,000	2,503,243
Capital Goods – 0.5%
Arcline FM Holdings LLC, ICE LIBOR USD 3 Month + 4.7500%, 5.5000%, 6/23/28‡	2,912,000	2,912,000
Arcline FM Holdings LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 6/15/29‡	2,582,000	2,582,000
		5,494,000
Communications – 0.4%
CCI Buyer Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.7500%, 12/17/27‡	2,282,688	2,288,874
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24‡	2,413,747	2,404,695
		4,693,569
Consumer Cyclical – 1.8%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 7.0000%, 10.2500%, 8/9/25‡	4,243,796	4,318,062
Boardriders Inc, ICE LIBOR USD 3 Month + 8.0000%, 9.0000%, 4/23/24‡,¢	325,543	325,543
Enterprise Development Authority/The,
ICE LIBOR USD 1 Month + 4.2500%, 5.0000%, 2/28/28‡	2,451,048	2,453,990
Flynn Restaurant Group LP,
ICE LIBOR USD 1 Month + 3.5000%, 3.5841%, 6/27/25‡	1,802,855	1,782,122
Kodiak BP LLC, ICE LIBOR USD 3 Month + 3.2500%, 4.0000%, 3/12/28‡	813,910	813,234
Mic Glen LLC, ICE LIBOR USD 6 Month + 6.7500%, 7.2500%, 7/20/29‡	3,064,676	3,072,338
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.2500%, 2/4/28‡	6,817,969	6,770,243
Whatabrands LLC, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 8/3/28‡	2,328,000	2,324,555
		21,860,087
Consumer Non-Cyclical – 0.1%
National Mentor Holdings Inc,
ICE LIBOR USD 3 Month + 7.2500%, 8.0000%, 3/2/29‡	759,111	769,549
Insurance – 0.4%
Asurion LLC, ICE LIBOR USD 1 Month + 5.2500%, 5.3314%, 1/20/29‡	5,215,000	5,187,621
Technology – 0.9%
Magenta Buyer LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 7/27/29‡	7,098,000	7,089,127
Project Sky Merger Sub Inc,
ICE LIBOR USD 1 Month + 6.0000%, 6.5000%, 8/10/29ƒ,‡	992,000	987,040
Proofpoint Inc, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 8/31/28‡	2,948,000	2,931,786
		11,007,953
Transportation – 0.2%
AAdvantage Loyalty IP Ltd,
ICE LIBOR USD 3 Month + 4.7500%, 5.5000%, 4/20/28‡	2,108,000	2,178,555
Total Bank Loans and Mezzanine Loans (cost $53,120,487)		53,694,577
Corporate Bonds– 87.3%
Banking – 0.4%
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	4,532,000	4,441,360
Basic Industry – 6.0%
Allegheny Technologies Inc, 5.1250%, 10/1/31	3,303,000	3,328,433
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	7,187,000	7,618,364
Diamond BC BV, 4.6250%, 10/1/29 (144A)	5,935,000	6,024,025
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	2,283,000	2,359,138
Freeport-McMoRan Inc, 4.6250%, 8/1/30	5,268,000	5,696,025
Herens Holdco Sarl, 4.7500%, 5/15/28 (144A)	1,085,000	1,090,425
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	4,705,000	4,657,950
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	5,384,000	5,638,905
INEOS Quattro Finance 2 PLC, 3.3750%, 1/15/26 (144A)	2,870,000	2,898,700
Iris Holdings Inc, 8.7500% (8.75% Cash or 9.50% PIK), 2/15/26 (144A)Ø	1,389,000	1,409,835
Kaiser Aluminum Corp, 4.5000%, 6/1/31 (144A)	3,455,000	3,541,375
LSB Industries Inc, 6.2500%, 10/15/28 (144A)	3,316,000	3,345,015
Novelis Corp, 4.7500%, 1/30/30 (144A)	4,483,000	4,719,254
Novelis Corp, 3.8750%, 8/15/31 (144A)	2,282,000	2,257,012
OCI NV, 5.2500%, 11/1/24 (144A)	1,841,000	1,893,653
Olin Corp, 5.6250%, 8/1/29	1,580,000	1,737,005
Olympus Water US Holding Corp, 6.2500%, 10/1/29 (144A)	3,467,000	3,435,623

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Basic Industry– (continued)
Polar US Borrower LLC, 6.7500%, 5/15/26 (144A)	$4,876,000	$4,906,475
SCIH Salt Holdings Inc, 4.8750%, 5/1/28 (144A)	2,929,000	2,943,645
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc,
5.1250%, 4/1/29 (144A)	2,779,000	2,799,843
		72,300,700
Brokerage – 1.1%
Coinbase Global Inc, 3.3750%, 10/1/28 (144A)	2,376,000	2,282,932
Coinbase Global Inc, 3.6250%, 10/1/31 (144A)	2,476,000	2,353,748
Compass Group Diversified Holdings LLC, 5.2500%, 4/15/29 (144A)	2,644,000	2,766,285
LPL Holdings Inc, 4.3750%, 5/15/31 (144A)	5,649,000	5,896,144
		13,299,109
Building Products – 0.6%
TopBuild Corp, 4.1250%, 2/15/32 (144A)	7,501,000	7,576,010
Capital Goods – 8.2%
APi Group DE Inc, 4.1250%, 7/15/29 (144A)	3,763,000	3,687,176
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	14,513,175	15,425,582
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	6,942,000	7,066,991
Atkore Inc, 4.2500%, 6/1/31 (144A)	1,200,000	1,236,000
Beacon Roofing Supply Inc, 4.1250%, 5/15/29 (144A)	3,550,000	3,527,812
CP Atlas Buyer Inc, 7.0000%, 12/1/28 (144A)	2,797,000	2,803,992
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	4,823,000	5,025,759
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	2,677,000	2,810,850
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	4,039,000	4,352,022
Madison IAQ LLC, 5.8750%, 6/30/29 (144A)	7,032,000	7,084,740
New Enterprise Stone & Lime Co Inc, 5.2500%, 7/15/28 (144A)	5,033,000	5,089,621
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	9,940,000	9,459,898
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	5,524,000	5,800,200
Titan International Inc, 7.0000%, 4/30/28 (144A)	5,033,000	5,303,524
TransDigm Inc, 4.8750%, 5/1/29 (144A)	11,839,000	11,883,396
Vertical Holdco GmbH, 7.6250%, 7/15/28 (144A)	3,189,000	3,408,244
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,245,000	3,400,679
White Cap Parent LLC, 8.2500% (8.25% Cash or 9.00% PIK), 3/15/26 (144A)Ø	1,783,000	1,840,948
		99,207,434
Communications – 13.3%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,351,000	6,123,793
Altice France Holding SA, 10.5000%, 5/15/27 (144A)	4,585,000	5,014,156
Altice France SA, 5.1250%, 7/15/29 (144A)	8,776,000	8,604,649
Altice France SA, 5.5000%, 10/15/29 (144A)	3,327,000	3,293,339
Block Communications Inc, 4.8750%, 3/1/28 (144A)	6,753,000	6,904,942
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	5,136,000	5,348,168
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	3,551,000	3,706,889
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,365,000	4,503,458
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 6/1/33 (144A)	5,033,000	5,122,185
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	7,453,000	7,797,701
Consolidated Communications Inc, 5.0000%, 10/1/28 (144A)	4,560,000	4,708,200
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,534,000	6,828,030
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,522,000	5,968,052
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	8,275,000	7,844,493
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	5,931,000	5,902,709
Front Range BidCo Inc, 6.1250%, 3/1/28 (144A)	2,650,000	2,686,517
GCI LLC, 4.7500%, 10/15/28 (144A)	6,538,000	6,863,605
Gray Television Inc, 4.7500%, 10/15/30 (144A)	8,831,000	8,676,457
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	3,655,000	3,874,300
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29 (144A)	3,397,000	3,498,740
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	4,574,000	4,431,062
Liberty Interactive LLC, 8.2500%, 2/1/30	7,598,000	8,452,775
Northwest Fiber LLC / Northwest Fiber Finance Sub Inc,
6.0000%, 2/15/28 (144A)	2,856,000	2,840,806
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)	3,037,000	2,985,827
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	4,261,000	4,332,904
Summer (BC) Bidco B LLC, 5.5000%, 10/31/26 (144A)	898,000	920,360
Uniti Group LP / Uniti Group Finance Inc, 6.5000%, 2/15/29 (144A)	3,918,000	4,030,309
Univision Communications Inc, 4.5000%, 5/1/29 (144A)	2,977,000	3,025,376
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	2,771,000	2,841,591
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	7,067,000	7,381,128
Ziggo BV, 5.1250%, 2/28/30 (144A)	6,300,000	6,460,492
		160,973,013
Construction & Engineering – 0.2%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	1,971,000	1,995,638
Consumer Cyclical – 19.9%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	9,682,000	9,585,180

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	$2,986,000		$2,946,555
American Axle & Manufacturing Inc, 6.8750%, 7/1/28#	3,164,000		3,373,615
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	2,267,000		2,298,477
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	2,944,000		2,939,437
Bloomin' Brands Inc, 5.1250%, 4/15/29 (144A)	4,011,000		4,172,884
Caesars Entertainment Inc, 4.6250%, 10/15/29 (144A)	3,394,000		3,436,425
Caesars Resort Collection LLC / CRC Finco Inc, 5.2500%, 10/15/25 (144A)	2,885,000		2,924,236
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,165,000		3,378,637
Carrols Restaurant Group Inc, 5.8750%, 7/1/29 (144A)#	4,255,000		4,005,019
Cars.com Inc, 6.3750%, 11/1/28 (144A)	2,655,000		2,801,025
Carvana Co, 5.5000%, 4/15/27 (144A)	4,501,000		4,594,171
Carvana Co, 4.8750%, 9/1/29 (144A)	5,807,000		5,750,643
CCM Merger Inc, 6.3750%, 5/1/26 (144A)	1,312,000		1,380,880
Century Communities Inc, 3.8750%, 8/15/29 (144A)	3,890,000		3,928,900
Dornoch Debt Merger Sub Inc, 6.6250%, 10/15/29 (144A)	5,766,000		5,766,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	7,943,000		8,300,435
Ford Motor Co, 8.5000%, 4/21/23	3,005,000		3,305,319
Ford Motor Co, 9.0000%, 4/22/25	7,277,000		8,750,811
Ford Motor Co, 6.3750%, 2/1/29	605,000		703,313
Ford Motor Co, 9.6250%, 4/22/30	4,089,000		5,787,877
Ford Motor Co, 7.4500%, 7/16/31	6,511,000		8,495,878
Ford Motor Co, 4.7500%, 1/15/43	3,384,000		3,546,872
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	5,105,000		5,487,875
Garda World Security Corp, 6.0000%, 6/1/29 (144A)	1,525,000		1,494,241
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,µ	4,793,000		5,236,161
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	3,623,000		3,591,299
Goodyear Tire & Rubber Co/The, 5.2500%, 4/30/31	4,968,000		5,338,861
Goodyear Tire & Rubber Co/The, 5.2500%, 7/15/31 (144A)	3,411,000		3,632,715
GPS Hospitality Holding Co LLC, 7.0000%, 8/15/28 (144A)	3,588,000		3,561,090
Jaguar Land Rover Automotive PLC, 7.7500%, 10/15/25 (144A)	2,707,000		2,922,071
Jaguar Land Rover Automotive PLC, 5.8750%, 1/15/28 (144A)	3,580,000		3,593,604
JB Poindexter & Co Inc, 7.1250%, 4/15/26 (144A)	2,837,000		2,985,942
Life Time Inc, 5.7500%, 1/15/26 (144A)	2,928,000		3,030,480
Life Time Inc, 8.0000%, 4/15/26 (144A)#	3,924,000		4,159,440
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	5,471,000		5,840,292
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	3,757,000		3,896,009
Newco GB SAS, 8.0000% (8.00% Cash or 8.75% PIK), 12/15/22Ø	1,873,914	EUR	2,197,494
Nordstrom Inc, 5.0000%, 1/15/44	3,923,000		3,846,998
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.6250%, 9/1/29 (144A)	10,014,000		10,114,140
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.8750%, 9/1/31 (144A)	9,989,000		10,091,857
Prime Security Services Borrower LLC / Prime Finance Inc,
3.3750%, 8/31/27 (144A)	2,018,000		1,936,029
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29 (144A)	2,789,000		2,892,918
Rent-A-Center Inc, 6.3750%, 2/15/29 (144A)	3,913,000		4,221,149
Service Corporation International, 4.0000%, 5/15/31	2,276,000		2,352,815
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	6,203,000		6,373,582
Taylor Morrison Home Corp, 5.1250%, 8/1/30 (144A)	2,663,000		2,866,107
Uber Technologies Inc, 4.5000%, 8/15/29 (144A)	3,259,000		3,281,406
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	6,450,000		6,820,875
VICI Properties LP / VICI Note Co Inc, 4.1250%, 8/15/30 (144A)	4,601,000		4,877,060
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	1,872,000		1,946,880
Wendy's International LLC, 7.0000%, 12/15/25	2,072,000		2,320,640
WW International Inc, 4.5000%, 4/15/29 (144A)	2,974,000		2,911,732
Wyndham Destinations Inc, 6.6000%, 10/1/25	4,492,000		5,047,795
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,691,000		4,203,200
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	2,232,000		2,124,725
Yum! Brands Inc, 3.6250%, 3/15/31	2,938,000		2,953,689
			240,323,760
Consumer Non-Cyclical – 13.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	4,546,000		4,768,909
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.8750%, 2/15/30 (144A)	4,436,000		4,779,790
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	6,752,000		7,005,200
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	3,884,000		4,137,237
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	5,168,000		5,454,695
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	8,933,000		8,474,916
Bausch Health Cos Inc, 4.8750%, 6/1/28 (144A)	2,041,000		2,114,986

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Bausch Health Cos Inc, 5.0000%, 2/15/29 (144A)	$1,732,000	$1,612,925
Cano Health LLC, 6.2500%, 10/1/28 (144A)	995,000	1,004,950
CHS / Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	3,320,000	3,473,550
CHS / Community Health Systems Inc, 6.8750%, 4/15/29 (144A)	5,753,000	5,766,520
DaVita Inc, 3.7500%, 2/15/31 (144A)	6,688,000	6,512,440
FAGE International SA / FAGE USA Dairy Industry Inc,
5.6250%, 8/15/26 (144A)	2,978,000	3,061,682
Fresh Market Inc/The, 9.7500%, 5/1/23 (144A)	3,129,000	3,222,870
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	5,312,000	5,504,560
HCRX Investments HoldCo LP, 4.5000%, 8/1/29 (144A)	4,594,000	4,616,970
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	5,836,000	5,836,000
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	5,651,000	6,124,328
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	5,584,000	6,240,120
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,216,000	5,801,340
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	1,561,000	1,624,267
Kraft Heinz Foods Co, 4.3750%, 6/1/46	1,408,000	1,602,050
Kraft Heinz Foods Co, 4.8750%, 10/1/49	1,218,000	1,482,422
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)	3,309,000	3,429,944
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29	3,406,000	3,449,992
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	5,084,000	5,185,680
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	7,992,000	8,394,397
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	3,197,000	3,204,992
Perrigo Finance Unlimited Co, 3.1500%, 6/15/30	376,000	388,930
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	3,776,000	3,839,720
Prime Healthcare Services Inc, 7.2500%, 11/1/25 (144A)	1,735,000	1,860,788
Providence Service Corp, 5.8750%, 11/15/25 (144A)	3,232,000	3,417,840
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	4,648,000	4,729,340
Syneos Health Inc, 3.6250%, 1/15/29 (144A)	5,882,000	5,865,530
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	4,811,000	4,979,000
Tenet Healthcare Corp, 6.1250%, 10/1/28 (144A)	3,891,000	4,087,398
Tenet Healthcare Corp, 4.2500%, 6/1/29 (144A)	4,834,000	4,906,510
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36#	2,061,000	2,252,962
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	7,851,000	7,517,332
		167,733,082
Electric – 1.4%
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	5,951,000	5,845,370
PG&E Corp, 5.2500%, 7/1/30	1,627,000	1,665,641
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	5,648,000	5,909,220
Vistra Operations Co LLC, 4.3750%, 5/1/29 (144A)	3,520,000	3,541,578
		16,961,809
Energy – 10.6%
Antero Resources Corp, 7.6250%, 2/1/29 (144A)	2,654,000	2,967,172
Antero Resources Corp, 5.3750%, 3/1/30 (144A)	2,072,000	2,182,127
Apache Corp, 4.2500%, 1/15/30#	5,720,000	6,163,414
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	991,000	1,197,871
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	5,772,000	5,853,154
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	3,493,000	3,597,790
Endeavor Energy Resources LP / EER Finance Inc, 6.6250%, 7/15/25 (144A)	3,305,000	3,482,644
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	3,008,000	3,202,738
EnLink Midstream LLC, 5.3750%, 6/1/29#	3,667,000	3,879,594
EnLink Midstream Partners LP, 4.1500%, 6/1/25	7,196,000	7,415,694
Great Western Petroleum LLC / Great Western Finance Corp,
12.0000%, 9/1/25 (144A)	4,759,000	4,831,741
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	5,283,000	5,481,112
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,957,000	4,133,284
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	2,041,000	2,063,961
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,565,000	5,716,368
Newfield Exploration Co, 5.3750%, 1/1/26	1,028,000	1,162,321
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	5,677,000	5,783,444
Occidental Petroleum Corp, 6.3750%, 9/1/28	3,109,000	3,637,530
Occidental Petroleum Corp, 3.5000%, 8/15/29	6,242,000	6,348,863
Occidental Petroleum Corp, 6.6250%, 9/1/30	6,639,000	8,182,567
Occidental Petroleum Corp, 6.1250%, 1/1/31#	1,791,000	2,150,051
Range Resources Corp, 4.8750%, 5/15/25	1,220,000	1,288,076
Renewable Energy Group Inc, 5.8750%, 6/1/28 (144A)	3,490,000	3,607,787
Rockies Express Pipeline LLC, 4.9500%, 7/15/29 (144A)	858,000	892,320
Southwestern Energy Co, 5.3750%, 3/15/30	2,915,000	3,145,941
Sunoco LP / Sunoco Finance Corp, 4.5000%, 5/15/29	2,767,000	2,806,483

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	$6,557,000	$6,712,729
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,083,000	5,108,415
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,282,000	5,506,485
Western Midstream Operating LP, 5.3000%, 2/1/30Ç	7,631,000	8,432,255
Western Midstream Operating LP, 5.4500%, 4/1/44	1,319,000	1,515,056
		128,448,987
Finance Companies – 1.6%
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,164,000	3,583,230
OneMain Finance Corp, 6.6250%, 1/15/28	962,000	1,106,300
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	4,155,000	4,191,356
Springleaf Finance Corp, 8.8750%, 6/1/25	3,936,000	4,270,560
Springleaf Finance Corp, 5.3750%, 11/15/29	5,769,000	6,252,731
		19,404,177
Industrial – 0.8%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	4,000,000	4,200,800
Tutor Perini Corp, 6.8750%, 5/1/25 (144A)#	5,765,000	5,894,712
		10,095,512
Information Technology Services – 0.3%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,636,000	3,681,450
Insurance – 0.6%
Centene Corp, 2.6250%, 8/1/31	2,928,000	2,908,207
MGIC Investment Corp, 5.2500%, 8/15/28	4,517,000	4,819,865
		7,728,072
Real Estate Investment Trusts (REITs) – 0.8%
CTR Partnership LP / CareTrust Capital Corp, 3.8750%, 6/30/28 (144A)	2,557,000	2,652,888
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	3,787,000	3,760,289
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	2,959,000	3,018,180
		9,431,357
Real Estate Management & Development – 0.2%
Howard Hughes Corp, 4.1250%, 2/1/29 (144A)	914,000	915,143
Howard Hughes Corp, 4.3750%, 2/1/31 (144A)	908,000	913,366
		1,828,509
Technology – 5.1%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	2,974,000	2,996,305
Corelogic Inc, 4.5000%, 5/1/28 (144A)	8,908,000	8,852,325
Endure Digital Inc, 6.0000%, 2/15/29 (144A)	6,317,000	6,001,150
Entegris Inc, 4.3750%, 4/15/28 (144A)	3,272,000	3,427,420
Entegris Inc, 3.6250%, 5/1/29 (144A)	1,308,000	1,334,340
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	4,727,000	4,819,775
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	4,715,000	5,003,699
MSCI Inc, 3.8750%, 2/15/31 (144A)	1,446,000	1,516,493
MSCI Inc, 3.6250%, 11/1/31 (144A)	4,375,000	4,552,516
NCR Corp, 5.1250%, 4/15/29 (144A)	3,414,000	3,520,687
Rackspace Technology Inc, 3.5000%, 2/15/28 (144A)	1,972,000	1,903,414
Rocket Software Inc, 6.5000%, 2/15/29 (144A)	4,764,000	4,716,360
Seagate HDD Cayman, 4.1250%, 1/15/31	1,935,000	2,017,238
Seagate HDD Cayman, 3.3750%, 7/15/31 (144A)	3,041,000	2,964,975
Sensata Technologies BV, 4.0000%, 4/15/29 (144A)	1,886,000	1,919,854
Square Inc, 3.5000%, 6/1/31 (144A)	5,847,000	5,997,443
		61,543,994
Transportation – 2.3%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	10,244,000	10,592,296
Delta Air Lines Inc, 7.3750%, 1/15/26	2,482,000	2,924,146
Delta Air Lines Inc, 3.7500%, 10/28/29	1,015,000	1,033,320
United Airlines Holdings Inc, 4.8750%, 1/15/25#	7,579,000	7,768,475
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	5,383,000	5,759,810
		28,078,047
Total Corporate Bonds (cost $1,012,961,995)		1,055,052,020
Convertible Corporate Bonds– 0.2%
Personal Products – 0.2%
Herbalife Nutrition Ltd, 2.6250%, 3/15/24((cost $2,405,168)	2,341,000	2,367,336
Common Stocks– 0.8%
Diversified Financial Services – 0%
Clarivate Analytics PLC*	4,041	88,498
Hotels, Restaurants & Leisure – 0.4%
Bally's Corp*	89,064	4,465,669
Metals & Mining – 0.2%
Freeport-McMoRan Inc	96,953	3,153,881

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment – 0.2%
Lam Research Corp	4,142	$2,357,419
Total Common Stocks (cost $10,259,889)		10,065,467
Preferred Stocks– 0.2%
Consumer Cyclical – 0.2%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Convertible Preferred Stocks– 1.5%
Health Care Equipment & Supplies – 0.8%
Becton Dickinson and Co, 6.0000%, 6/1/23#	41,750	2,237,383
Boston Scientific Corp, 5.5000%, 6/1/23	60,056	6,973,870
		9,211,253
Professional Services – 0.7%
Clarivate PLC, 5.2500%, 6/1/24	99,200	8,603,847
Total Convertible Preferred Stocks (cost $18,316,698)		17,815,100
Investment Companies– 6.5%
Money Markets – 6.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $78,388,057)	78,380,327	78,388,165
Investments Purchased with Cash Collateral from Securities Lending– 1.6%
Investment Companies – 1.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	15,858,093	15,858,093
Time Deposits – 0.3%
Royal Bank of Canada, 0.0400%, 10/1/21	$3,964,523	3,964,523
Total Investments Purchased with Cash Collateral from Securities Lending (cost $19,822,616)		19,822,616
Total Investments (total cost $1,205,033,973) – 103.2%		1,247,409,220
Liabilities, net of Cash, Receivables and Other Assets – (3.2)%		(38,650,447)
Net Assets – 100%		$1,208,758,773

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,107,280,455	88.8%
Luxembourg	35,535,413	2.8
United Kingdom	31,062,209	2.5
France	14,095,482	1.1
Canada	11,079,421	0.9
Germany	11,009,723	0.9
Peru	10,296,855	0.8
Israel	9,770,294	0.8
Netherlands	8,354,145	0.7
Switzerland	4,441,360	0.3
Australia	2,359,138	0.2
Macao	2,124,725	0.2

Total	$1,247,409,220	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 6.5%
Money Markets - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$7,101	$-	$(1)	$78,388,165
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	67,721∆	-	-	15,858,093
Total Affiliated Investments - 7.8%	$74,822	$-	$(1)	$94,246,258

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 6.5%
Money Markets - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	22,896,230	139,970,219	(84,478,283)	78,388,165
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	17,503,656	27,816,855	(29,462,418)	15,858,093

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
Euro	11/24/21	(1,912,700)	$2,277,083	59,433

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Credit default swaps, buy protection	$ (842,850)
Forward foreign currency exchange contracts, sold	2,254,141
Futures contracts, purchased	34,557,014
Futures contracts, sold	30,167,457

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $865,343,524, which represents 71.6% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2021 is $2,958,606, which represents 0.2% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$7,570,876	$-
Bank Loans and Mezzanine Loans	-	53,369,034	325,543
Corporate Bonds	-	1,055,052,020	-
Convertible Corporate Bonds	-	2,367,336	-
Common Stocks	10,065,467	-	-
Preferred Stocks	-	-	2,633,063
Convertible Preferred Stocks	-	17,815,100	-
Investment Companies	-	78,388,165	-
Investments Purchased with Cash Collateral from Securities Lending	-	19,822,616	-
Total Investments in Securities	$10,065,467	$1,234,385,147	$2,958,606
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	59,433	-
Total Assets	$10,065,467	$1,234,444,580	$2,958,606

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70278 11-21